Stock Based Compensation	12 Months Ended
Dec. 31, 2011
Stock Based Compensation [Abstract]
Stock Based Compensation

NOTE 12 – STOCK BASED COMPENSATION

The Western Reserve Bancorp, Inc. 1998 Stock Option Plan as amended (the "Plan") provided the Board with the authority to compensate directors, officers and employees with stock option awards for their services to the Company for a ten-year period that ended in 2008 and, accordingly, there were no options available to be awarded under the plan in 2011 or 2010. Options granted under the Plan are designated as non-qualified stock options meaning that they will not be designated as incentive stock options meeting the requirements of Section 422 of the Internal Revenue Code of 1986, as amended.

A summary of the activity in the plan for 2011 is as follows:

	Shares	Weighted Average Exercise Price
Options outstanding, beginning of year	98,137	$18.65
Forfeited	(500)	28.00
Exercised	0	0.00
Granted	0	0.00

Options outstanding, end of year	97,637	$18.60

Options exercisable, end of year	97,637	$18.60

Intrinsic value is defined as the excess of the market price of the Company's stock as of December 31, 2011 over the exercise price of the option. The aggregate intrinsic value of all options outstanding and exercisable at December 31, 2011 was zero.

The maximum option term is ten years, and options granted after 2004 generally vested 100% after five years while options granted before 2005 vested over three years. The Company is recognizing compensation expense on a straight-line basis over the vesting period for options awarded but not vested. Compensation expense for 2011 was $698 and for 2010 was $1,426. The related tax benefit was not material. Additionally, in the first quarter of 2010, the Company recognized $35,035 in director compensation expense related to a five-year extension of the option terms for 41,500 options that would have expired in 2010 and 2011. The related income tax benefit was $11,912.

The fair value of the modified options was determined using the following assumptions as of the modification date.

	2010
Risk free interest rate	2.42%	to	2.79%
Expected option life (years)	5	to	6
Expected stock price volatility	22.90%	to	24.40%
Dividend yield	0.00%

Options outstanding at year-end 2011 were as follows:

Range of Exercise Prices	Number	Weighted Average Remaining Contractual Life (years)	Number	Weighted Average Exercise Price
$16.00 - $19.99	74,366	2.50	74,366	$16.70
$20.00 - $23.99	10,625	4.10	10,625	20.05
$24.00 - $31.99	8,639	2.00	8,639	27.03
$32.00	4,007	1.80	4,007	32.00

	97,637	2.60	97,637	$18.60

The weighted average remaining contractual life of exercisable options as of December 31, 2011 was 2.6 years. No options were exercised in 2011 or 2010. All outstanding options are fully vested.